EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
EMPLOYEE BENEFITS EXPENSE	EMPLOYEE BENEFITS EXPENSE
The following table summarizes the employee benefits expense recorded and included in administrative and selling expenses during the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	$	$	$
Wages and salaries (Note 14.1)	24,316,116	6,651,138	4,726,926
Share-based compensation (Note 15)	71,081,047	65,248,941	1,421,973
	95,397,163	71,900,079	6,148,899
14.1 Government assistance
Among the measures designed to alleviate the repercussions of the COVID-19 crisis, in 2020, the Group was eligible for a grant under the Canada Emergency Wage Subsidy program for which the Group applied for and received an amount of $3,680,007 (CA$4,932,324) in subsidies. From the total subsidies, an amount of $2,455,588 (CA$3,291,232) was accounted for as a reduction of the wages and salaries capitalized as part of the development costs and the remaining amount was accounted for as reduction of the related wages and salaries in the consolidated statement of loss.